Discontinued Operations (Tables)	12 Months Ended
Dec. 30, 2016
Discontinued Operations
Schedule of reconciliation of major classes of line items constituting net loss from discontinued operations and carrying amounts of major classes of assets and liabilities included in discontinued operations

The following table presents a reconciliation of the major classes of line items constituting the net (loss) income from discontinued operations related the fixed-price Power EPC business:

	For The Years Ended
	December 30,	December 25,	December 31,
($ in thousands)	2016	2015	2014
Gross revenue	$40,277	$211,724	$196,945
Operating expenses:
Direct cost of services	(325,875)	(198,863)	(531,210)
Selling, general and administrative	(4,468)	(5,972)	(17,121)
Impairment losses on goodwill and intangibles	—	—	(45,546)
(Loss) income from discontinued operations before provision for income taxes	(290,066)	6,889	(396,932)
Benefit for income taxes related to discontinued operations	44,341	378	84,164
Net (loss) income from discontinued operations	$(245,725)	$7,267	$(312,768)

The following table presents a reconciliation of the carrying amounts of the major classes of assets and liabilities included in discontinued operations related the fixed-price Power EPC business:

	December 30,	December 25,
($ in thousands)	2016	2015
Current assets:
Cash and cash equivalents	$9,664	$48,042
Client accounts	1,787	22,195
Unbilled revenue	972	725
Other receivables, net	16	107
Prepaid expenses and other current assets	2,010	4,224
Current assets of discontinued operations	14,449	75,293
Property, plant and equipment, net	1,836	4,201
Total assets of discontinued operations	$16,285	$79,494

Current liabilities:
Accounts payable and accrued subcontractor costs	$20,317	$50,301
Billings in excess of revenue	(933)	37,647
Other accrued liabilities	188,721	94,008
Current liabilities of discontinued operations	208,105	181,956
Total liabilities of discontinued operations	$208,105	$181,956